[LETTERHEAD OF MORRISON & FOERSTER LLP]

December 16, 2004

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20659

     Re: BofI Holding, Inc. — Registration Statement on Form S-1

Ladies and Gentlemen:

     On behalf of BofI Holding, Inc., a Delaware corporation (the “Company”), we hereby submit for filing the Company’s Registration Statement on Form S-1, together with copies of exhibits thereto (the “Registration Statement”). In connection herewith, a filing fee in the amount of $2,707.10 was wired to the Securities and Exchange Commission’s account at Mellon Bank on December 14, 2004.

     Please note that the plan of distribution to be used in this transaction is the “OpenIPO” auction method of distribution, which has been used by WR Hambrecht + Co, LLC in numerous initial public offerings. In an effort to provide uniformity of disclosure to investors in prospectuses for OpenIPO offerings, the description of the plan, including each change in the plan, has been reviewed and commented on by the Division independent of any particular offering. The current plan, which has been modified to reflect decisions made by the Division in connection with the Google IPO, has been reviewed by the Division and reflects the comments received. If you have questions concerning the plan, we urge you to contact Joseph P. Babits in the Office of Chief Counsel prior to making comments that would result in the description of OpenIPO varying from one offering to another.

     Pursuant to Rule 461(a) of the Securities Act of 1933, as amended, we hereby notify you that the Company intends to request acceleration of the effectiveness of the Registration Statement orally and that the Company and the underwriters are aware of their obligations under the Securities Act.

     We are also forwarding to your attention via overnight delivery two conformed courtesy copies of the Registration Statement with exhibits and a copy of this letter. Please forward the courtesy copies to the examiner assigned to review the Company’s Registration Statement.

     Should you have any questions or require additional information with respect to this filing, please contact the undersigned at (213) 892-5742, or by facsimile at (213) 892-5454.

Sincerely,

/s/ Charles C. Kim

Charles C. Kim

Enclosures

cc:	Gary Lewis Evans — BofI Holding, Inc. (w/o enclosures)
Allen Z. Sussman — Morrison & Foerster LLP (w/o enclosures)
Ellen R. Marshall — Manatt, Phelps & Phillips, LLP (w/o enclosures)